SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows as of December 31:

	2017	2016
Average balance during the year	$12,769	$12,475
Average interest rate during the year	0.53%	0.53%
Maximum month-end balance during the year	$14,539	$14,817
Weighted average interest rate at year-end	0.38%	0.41%